Brown Advisory Emerging Markets Select Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Brazil - 2.6%
Ambev S.A.	2,429,500	$6,341,335
Banco do Brasil S.A.	291,500	2,740,125
Natura & Co. Holding S.A.(a)	714,100	2,072,738
Neoenergia S.A.	865,900	3,178,294
Total Brazil		14,332,492

China - 33.2%
AIA Group, Ltd.	1,071,273	8,663,542
Alibaba Group Holding, Ltd.(a)	1,850,127	20,059,422
ANTA Sports Products, Ltd.	363,357	4,065,726
Baidu, Inc.(a)	454,814	7,654,825
Baidu, Inc. - ADR(a)	13,221	1,776,241
Brilliance China Automotive Holdings, Ltd.	2,678,000	1,319,340
China Mengniu Dairy Co., Ltd.	1,079,827	3,601,812
China Merchants Bank Co., Ltd.	1,087,500	4,514,872
China Overseas Land & Investment, Ltd.	3,245,246	6,705,361
China Pacific Insurance Group Co., Ltd.	1,705,435	4,245,645
Contemporary Amperex Technology Co., Ltd.	130,660	3,649,686
Galaxy Entertainment Group, Ltd.	740,000	4,427,880
GF Securities Co., Ltd.	3,270,400	4,369,541
Haier Smart Home Co., Ltd.	2,093,200	6,542,437
Hangzhou Tigermed Consulting Co., Ltd.	349,100	3,190,290
Hong Kong Exchanges & Clearing, Ltd.	150,001	5,566,953
KE Holdings, Inc.	717,005	3,745,956
KE Holdings, Inc. - ADR	26,854	416,774
Kweichow Moutai Co., Ltd.	16,783	4,162,395
Lenovo Group, Ltd.	3,092,000	3,170,326
Li Ning Co., Ltd.	707,832	2,955,681
Meituan(a)	494,743	7,161,994
Pacific Basin Shipping, Ltd.	13,573,324	3,899,720
Ping An Insurance Group Co. of China, Ltd. - Class A	422,000	2,393,435
Ping An Insurance Group Co. of China, Ltd. - Class H	133,500	889,912
Sany Heavy Industry Co., Ltd.	1,421,700	3,105,177
Shenzhen Inovance Technology Co., Ltd.	344,228	3,145,623
Shenzhou International Group Holdings, Ltd.	380,714	3,620,448
Tencent Holdings, Ltd.	543,148	21,054,567
Trip.com Group, Ltd. - ADR(a)	45,935	1,606,347
Trip.com Group, Ltd.(a)	174,308	6,143,753
Tsingtao Brewery Co., Ltd.	408,987	3,330,370
Weichai Power Co., Ltd. - Class H	4,107,000	5,566,653
WH Group, Ltd.	1,601,000	837,992
Yifeng Pharmacy Chain Co., Ltd.	537,812	2,590,350
Yue Yuen Industrial Holdings, Ltd.	2,099,500	2,403,175
Zhejiang Longsheng Group Co., Ltd.	2,834,500	3,606,104
ZTO Express Cayman, Inc.	131,874	3,184,907
ZTO Express Cayman, Inc. - ADR	220,506	5,329,630
Total China		184,674,862

Hungary - 0.9%
OTP Bank Nyrt	133,022	4,795,962
Total Hungary		4,795,962

India - 17.1%
Amber Enterprises India, Ltd.(a)	90,125	3,227,109
AU Small Finance Bank, Ltd.	428,142	3,664,229
Aurobindo Pharma, Ltd.	430,899	4,735,262
Axis Bank, Ltd.	644,185	8,018,649
DLF, Ltd.	747,267	4,765,634
Godrej Consumer Products, Ltd.(a)	355,089	4,235,987
Godrej Properties, Ltd.(a)	31,515	588,094
HDFC Bank, Ltd.	340,750	6,249,326
ICICI Bank, Ltd.	753,505	8,632,756
Jubilant Foodworks, Ltd.	415,489	2,659,575
Kotak Mahindra Bank, Ltd.	222,298	4,632,693
Larsen & Toubro, Ltd.	236,036	8,575,873
Macrotech Developers, Ltd.	620,107	5,959,662
Mahindra & Mahindra, Ltd.	338,153	6,314,615
Reliance Industries, Ltd.	294,716	8,297,633
SBI Life Insurance Co., Ltd.	226,874	3,558,773
Shriram Finance, Ltd.	242,974	5,607,184
Siemens, Ltd.	79,519	3,510,633
State Bank of India	321,664	2,310,548
Total India		95,544,235

Indonesia - 3.9%
Bank Central Asia Tbk PT	11,293,701	6,434,416
Bank Negara Indonesia Persero Tbk PT	9,532,334	6,358,386
Bank Rakyat Indonesia Persero Tbk PT	26,030,013	8,791,192
Total Indonesia		21,583,994

Russia - 0.0%
Sberbank of Russia PJSC - ADR(a)(b)(c)	184,769	1,848
Total Russia		1,848

Singapore - 4.2%
DBS Group Holdings, Ltd.	309,537	7,602,122
Seatrium, Ltd.(a)	40,103,400	3,921,332
United Overseas Bank, Ltd.	299,292	6,233,687
Wilmar International, Ltd.	1,973,908	5,371,578
Total Singapore		23,128,719

South Africa - 0.9%
Sasol, Ltd.	373,359	5,125,191
Total South Africa		5,125,191

South Korea - 13.8%
DB Insurance Co., Ltd.	117,196	7,765,366
Hankook Tire & Technology Co., Ltd.	239,373	7,001,908
HD Hyundai Heavy Industries Co., Ltd.(a)	49,315	4,422,656
Hyundai Mipo Dockyard Co., Ltd.(a)	71,220	4,366,472
KB Financial Group, Inc.	63,490	2,589,560
Samsung Electronics Co., Ltd.	746,795	37,753,574
Samsung Engineering Co., Ltd.(a)	278,009	6,221,032
Samsung Heavy Industries Co., Ltd.(a)	518,800	3,009,747
Shinhan Financial Group Co., Ltd.	147,290	3,876,407
Total South Korea		77,006,722

Taiwan - 10.3%
Advantech Co., Ltd.	209,908	2,247,617
Compal Electronics, Inc.	2,289,000	2,181,216
Hon Hai Precision Industry Co., Ltd.	2,644,000	8,522,236
Realtek Semiconductor Corp.	361,191	4,434,851
Taiwan Semiconductor Manufacturing Co., Ltd.	2,461,030	40,130,156
Total Taiwan		57,516,076

Thailand - 1.6%
Bangkok Bank PCL	436,800	1,969,788
Bangkok Bank PCL - NVDR	217,700	999,178
Indorama Ventures PCL - NVDR	2,606,700	1,855,902
SCB X PCL	1,395,000	4,108,857
Total Thailand		8,933,725

Turkey - 0.5%
Akbank T.A.S.	2,411,367	2,937,301
Total Turkey		2,937,301

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	1,927,001	4,538,221
Total United Arab Emirates		4,538,221

United Kingdom - 0.9%
Standard Chartered PLC	534,436	4,915,524
Total United Kingdom		4,915,524

United States - 2.6%
Cognizant Technology Solutions Corp. - Class A	117,377	7,951,118
Credicorp, Ltd.	33,196	4,248,092
Flex, Ltd.(a)	88,605	2,390,563
Total United States		14,589,773
TOTAL COMMON STOCKS (Cost $494,634,743)		519,624,645

PREFERRED STOCKS - 2.1%
Brazil - 2.1%
Cia Energetica de Minas Gerais	2,272,495	5,596,978
Itau Unibanco Holding S.A.	431,800	2,334,007
Petroleo Brasileiro S.A.	570,600	3,914,074
Total Brazil		11,845,059
TOTAL PREFERRED STOCKS (Cost $8,803,251)		11,845,059

EXCHANGE TRADED FUNDS - 1.7%
United States - 1.7%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	149,813	9,513,125
TOTAL EXCHANGE TRADED FUNDS (Cost $9,670,163)		9,513,125

SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class Z, 5.22%(d)	14,448,011	14,448,011
Total Money Market Funds		14,448,011
TOTAL SHORT-TERM INVESTMENTS (Cost $14,448,011)		14,448,011

TOTAL INVESTMENTS - 99.7% (Cost $527,556,168)		555,430,840
Other Assets in Excess of Liabilities - 0.3%		1,730,359
TOTAL NET ASSETS - 100.0%		$557,161,199

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of September 30, 2023.

(c)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(d)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Brown Advisory Emerging Markets Select Fund
	Level 1	Level 2	Level 3
Equities:
Common Stocks	$38,051,257	$481,571,540	$1,848
Preferred Stocks	11,845,059	–	–
Total Equities	49,896,316	481,571,540	1,848

Investment Companies:
Exchange Traded Funds	9,513,125	–	–
Total Investment Companies	9,513,125	–	–

Short-Term Investments:	–	–	–
Money Market Funds	14,448,011	–	–
Total Short-Term Investments	14,448,011	–	–

Total Investments in Securities	$73,857,452	$481,571,540	$1,848